General (Details)	12 Months Ended
Dec. 31, 2020 ship carrier
Property, Plant and Equipment [Line Items]
Number of carriers in operation | carrier	10
Delivery, 2021
Property, Plant and Equipment [Line Items]
Number of LNG carriers under construction | ship	3